Organization - Additional Information (Details) - USD ($)	Apr. 06, 2021	Mar. 30, 2021	Mar. 25, 2021	Mar. 17, 2021	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020
Subsidiary Sale Of Stock [Line Items]
Common stock, par value					$ 0.001	$ 0.001
IPO
Subsidiary Sale Of Stock [Line Items]
Issuance of common stock, net of issuance costs, Shares		21,700,000	27,200,000
Common stock split				1 to 260 common stock split
Common stock, par value				$ 0.001	18
Number of shares sold (in shares)		5,500,000
Stock price (in dollars per share)		$ 18.00			$ 18.00		$ 7.99
Proceeds from sale of stock, net		$ 361,589
Underwriting discounts and commissions		24,389
Deferred offering costs		$ 4,622
Subsequent Event | IPO
Subsidiary Sale Of Stock [Line Items]
Issuance of common stock, net of issuance costs, Shares	3,314,216
Proceeds from sale of stock, net	$ 0